Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
16.	LEASES
The Group’s operating leases mainly related to land, offices facilities, IDC facilities and vehicles. For leases with terms greater than
12
months, the Group records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2023, finance leases were insignificant.
As of December 31, 2022 and 2023, the Group’s operating leases had a weighted average remaining lease term of 14.8 years and 13.6 years, respectively. As of December 31, 2022 and 2023, the Group’s operating leases had a weighted average discount rate of 4.30% and 4.07%, respectively.
Operating lease costs were RMB3.2 billion, RMB3.5 billion and RMB3.5 billion (US$498 million) for the years ended December 31, 2021, 2022 and 2023, respectively, which excluded short-term lease costs. Short-term lease costs were RMB475 million, RMB424 million and RMB547 million (US$77 million) for the years ended
December 31, 2021, 2022 and 2023, respectively. Variable lease cost was immaterial for the years ended December 31, 2021, 2022 and 2023. For the years ended December 31, 2021, 2022 and 2023, no lease costs for operating or finance leases were capitalized.
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,014	3,463	488
ROU assets obtained in exchange for operating lease liabilities	2,559	3,938	555
Future lease payments under operating leases as of December 31, 2023 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2024	3,182	448
2025	2,298	324
2026	1,664	234
2027	1,032	145
2028	291	41
Thereafter	324	46

Total future lease payments	8,791	1,238
Less: Imputed interest	643	90

Total lease liability balance	8,148	1,148

As of December 31, 2023, additional operating leases that have not yet commenced were immaterial.